Loans (Details) - Schedule of impaired loans by class of loans - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Residential real estate:
Unpaid Principal Balance and Recorded Investment, With no related allowance	$ 6,437	$ 6,463
Allowance for Loan Losses Allocated, With no related allowance
Average Recorded Investment, With no related allowance	6,415	5,505
Interest Income Recognized, With no related allowance	262	259
Cash Basis Income Recognized, With no related allowance	262	259
One-to four-family residential real estate [Member]
Residential real estate:
Unpaid Principal Balance and Recorded Investment, With no related allowance	4,734	4,786
Allowance for Loan Losses Allocated, With no related allowance
Average Recorded Investment, With no related allowance	4,713	4,449
Interest Income Recognized, With no related allowance	172	226
Cash Basis Income Recognized, With no related allowance	172	226
Residential Real Estate Multi Family [Member]
Residential real estate:
Unpaid Principal Balance and Recorded Investment, With no related allowance	671	685
Allowance for Loan Losses Allocated, With no related allowance
Average Recorded Investment, With no related allowance	679	343
Interest Income Recognized, With no related allowance	32	26
Cash Basis Income Recognized, With no related allowance	32	26
Construction [Member]
Residential real estate:
Unpaid Principal Balance and Recorded Investment, With no related allowance	63
Allowance for Loan Losses Allocated, With no related allowance
Average Recorded Investment, With no related allowance	13
Interest Income Recognized, With no related allowance
Cash Basis Income Recognized, With no related allowance
Farm [Member]
Residential real estate:
Unpaid Principal Balance and Recorded Investment, With no related allowance	309	309
Allowance for Loan Losses Allocated, With no related allowance
Average Recorded Investment, With no related allowance	309	310
Interest Income Recognized, With no related allowance	11
Cash Basis Income Recognized, With no related allowance	11
Nonresidential real estate [Member]
Residential real estate:
Unpaid Principal Balance and Recorded Investment, With no related allowance	660	683
Allowance for Loan Losses Allocated, With no related allowance
Average Recorded Investment, With no related allowance	701	403
Interest Income Recognized, With no related allowance	47	7
Cash Basis Income Recognized, With no related allowance	$ 47	$ 7